Offerings - Offering: 1	Jul. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.10 par value
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	28.69
Maximum Aggregate Offering Price	$ 28,690,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,392.44
Offering Note	(1)Represents shares that may be issued under the Seacoast Banking Corporation of Florida Amended 2021 Incentive Plan, as amended (the "Plan"), including such additional shares that may become issuable in accordance with the adjustment and anti-dilution provisions of the Plan. (2)Determined pursuant to Rule 457(h) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Company's common stock ("Common Stock") on the Nasdaq Global Select Market on July 16, 2025. (3)The Registrant does not have any fee offsets.